Revenue - Summary of Changes in Deferred Revenue Balance (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Beginning balance	¥ 19,441,687	¥ 18,938,039
Cash receipt	153,567,247	146,710,572
Recognized as revenue	(154,259,910)	(146,206,924)
Ending balance	18,749,024	19,441,687
Tuition fees [Member]
Disaggregation of Revenue [Line Items]
Beginning balance	15,824,369	14,628,087
Cash receipt	124,674,045	110,953,519
Recognized as revenue	(125,439,005)	(109,757,237)
Ending balance	15,059,409	15,824,369
Meals [Member]
Disaggregation of Revenue [Line Items]
Beginning balance	2,544,550	2,468,208
Cash receipt	19,215,312	24,770,535
Recognized as revenue	(19,172,979)	(24,694,193)
Ending balance	2,586,883	2,544,550
Accommodation [Member]
Disaggregation of Revenue [Line Items]
Beginning balance	1,052,768	841,744
Cash receipt	8,382,762	9,395,089
Recognized as revenue	(8,342,798)	(9,184,065)
Ending balance	1,092,732	1,052,768
Others [Member]
Disaggregation of Revenue [Line Items]
Beginning balance	20,000	1,000,000
Cash receipt	1,295,128	1,591,429
Recognized as revenue	(1,305,128)	(2,571,429)
Ending balance	¥ 10,000	¥ 20,000